SUPPLEMENT DATED MARCH 6, 2009
     TO THE PROSPECTUS DATED MARCH 31, 2008, AS AMENDED OCTOBER 6, 2008 AND
                        AS AMENDED DECEMBER 31, 2008, FOR

                              PERSPECTIVE FOCUS(R)

              ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                  THROUGH JACKSON NATIONAL SEPARATE ACCOUNT - I

THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

EFFECTIVE  MAY 16,  2009,  EXCEPT  FOR  CONTRACTS  ISSUED IN  MARYLAND,  JACKSON
NATIONAL LIFE INSURANCE COMPANY WILL NO LONGER ACCEPT SUBSEQUENT PREMIUM PAYMENTS FOR PERSPECTIVE FOCUS FIXED AND VARIABLE ANNUITY CONTRACTS TO WHICH THE GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT IS ATTACHED. THE PROVISIONS OF THE GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT OTHERWISE REMAIN UNCHANGED.




































This Supplement is dated March 6, 2009.

(To be used with VC5526 03/08.)

                                                                   JMV3172 03/09